Revenue - Detailed Information about Revenue (Parenthetical) (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Revenue [abstract]
Revenue	₨ 1,311,005	$ 17,280	₨ 855,444	₨ 818,952
Net mark-to-market gains (losses)	₨ 12,900	$ 170	₨ 1,961	12,995
Share of revenue of joint operations				₨ 12,760